Trade and other receivables - Trade receivables past due but not impaired and receivables factoring and related programs (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are past due
Trade receivables	$ 224	$ 181
Factoring of receivables
Disclosure of financial assets that are past due
Receivables sold under factoring and related programs	620	643
Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	9	22
Up to three months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	8	11
Three to six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables		3
Over six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	$ 1	$ 8